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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08448

                         Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Emerging Markets Fund

 Schedule of Investments 2/28/15 (unaudited)

 Shares

 Value

 PREFERRED STOCK - 0.0%+

 Energy - 0.0%+

 Integrated Oil & Gas - 0.0%+

 2,301

 Petroleo Brasileiro SA

 $

 7,713

 TOTAL PREFERRED STOCK

 (Cost $15,997)

 $

 7,713

 COMMON STOCKS - 98.7%

 Energy - 7.1%

 Oil & Gas Equipment & Services - 4.7%

 2,374,442

 TMK OAO (G.D.R.)

 $

 7,424,156

 Oil & Gas Refining & Marketing - 2.4%

 33,237,504

 KenolKobil, Ltd. Group

 $

 3,743,868

 Total Energy

 $

 11,168,024

 Materials - 13.5%

 Fertilizers & Agricultural Chemicals - 8.0%

 1,119,333

 PhosAgro OAO (G.D.R.)

 $

 12,634,636

 Metal & Glass Containers - 0.5%

 226,105

 Nampak, Ltd.

 $

 787,808

 Diversified Metals & Mining - 5.0%

 26,332,000

 MMG, Ltd. *

 $

 7,835,824

 Total Materials

 $

 21,258,268

 Capital Goods - 12.4%

 Construction & Engineering - 6.6%

 1,436,050

 Astaldi S.p.A.

 $

 10,401,073

 Industrial Machinery - 5.8%

 4,506,000

 China Conch Venture Holdings, Ltd. *

 $

 9,093,111

 Total Capital Goods

 $

 19,494,184

 Transportation - 7.8%

 Airlines - 2.6%

 9,193,887

 Air Arabia PJSC

 $

 4,065,078

 Highways & Railtracks - 5.2%

 3,985,320

 OHL Mexico SAB de CV *

 $

 8,243,235

 Total Transportation

 $

 12,308,313

 Automobiles & Components - 5.0%

 Auto Parts & Equipment - 5.0%

 1,430,958

 Tupy SA

 $

 7,818,895

 Total Automobiles & Components

 $

 7,818,895

 Consumer Durables & Apparel - 6.1%

 Leisure Products - 6.1%

 28,609,000

 Goodbaby International Holdings, Ltd.

 $

 9,662,597

 Total Consumer Durables & Apparel

 $

 9,662,597

 Consumer Services - 0.0%

 Casinos & Gaming - 0.0%

 393

 NagaCorp, Ltd.

 $

 269

 Total Consumer Services

 $

 269

 Food, Beverage & Tobacco - 4.7%

 Packaged Foods & Meats - 4.7%

 564,422

 Flour Mills of Nigeria Plc

 $

 94,744

 4,296,341

 Marfrig Global Foods SA *

 7,253,367

 $

 7,348,111

 Total Food, Beverage & Tobacco

 $

 7,348,111

 Pharmaceuticals, Biotechnology & Life Sciences - 1.4%

 Pharmaceuticals - 1.4%

 56,293

 Hikma Pharmaceuticals Plc

 $

 2,146,370

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 2,146,370

 Banks - 14.2%

 Diversified Banks - 14.2%

 1,571,000

 China Construction Bank Corp.

 $

 1,305,241

 5,556

 Credicorp, Ltd.

 806,842

 271,515

 ICICI Bank, Ltd.

 1,477,706

 1,186,000

 Industrial & Commercial Bank of China, Ltd.

 865,332

 415

 Mega Financial Holding Co., Ltd.

 329

 4,607,629

 Philippine National Bank *

 8,724,860

 672,380

 TBC Bank JSC (G.D.R.) *

 7,732,749

 86,254,199

 United Bank for Africa Plc

 1,477,670

 $

 22,390,729

 Total Banks

 $

 22,390,729

 Diversified Financials - 1.0%

 Consumer Finance - 0.0%+

 2,753

 Credito Real SAB de CV SOFOM ER

 $

 6,668

 Investment Banking & Brokerage - 1.0%

 2,686,000

 Haitong International Securities Group, Ltd.

 $

 1,608,868

 Total Diversified Financials

 $

 1,615,536

 Real Estate - 2.2%

 Real Estate Development - 2.2%

 1,666,088

 Emaar Properties PJSC

 $

 3,388,325

 Total Real Estate

 $

 3,388,325

 Software & Services - 7.7%

 Internet Software & Services - 1.7%

 272,368

 ChinaCache International Holdings, Ltd. (A.D.R.) *

 $

 2,704,614

 IT Consulting & Other Services - 6.0%

 68,546,000

 China ITS Holdings Co., Ltd.

 $

 9,457,509

 Total Software & Services

 $

 12,162,123

 Technology Hardware & Equipment - 0.0%+

 Electronic Manufacturing Services - 0.0%+

 681

 Hon Hai Precision Industry Co., Ltd.

 $

 1,888

 Total Technology Hardware & Equipment

 $

 1,888

 Semiconductors & Semiconductor Equipment - 4.9%

 Semiconductor Equipment - 4.9%

 667,997

 Wonik IPS Co., Ltd. *

 $

 7,715,471

 Total Semiconductors & Semiconductor Equipment

 $

 7,715,471

 Telecommunication Services - 5.7%

 Wireless Telecommunication Services - 5.7%

 3,515,044

 Global Telecom Holding SAE (G.D.R.) *

 $

 8,960,916

 Total Telecommunication Services

 $

 8,960,916

 Utilities - 5.0%

 Renewable Electricity - 5.0%

 22,512,000

 Huaneng Renewables Corp., Ltd. *

 $

 7,804,499

 Total Utilities

 $

 7,804,499

 TOTAL COMMON STOCKS

 (Cost $187,366,511)

 $

 155,244,518

 Principal Amount ($)

 CORPORATE BONDS - 0.2%

 Household & Personal Products - 0.2%

 Personal Products - 0.2%

 BRL

 562,000

 Hypermarcas SA,, 11.3%, 10/15/18 (c)

 $

 101,914

 BRL

 562,000

 Hypermarcas SA,, 3.0%, 10/15/15 (c)

 253,128

 $

 355,042

 Total Household & Personal Products

 $

 355,042

 TOTAL CORPORATE BONDS

 (Cost $567,972)

 $

 355,042

 EQUITY LINKED NOTES - 2.0%

 Retailing - 0.7%

 Apparel Retail - 0.7%

 36,809

 Fawaz Abdulaziz Alhokair & Co.

 $

 1,028,198

 Total Retailing

 $

 1,028,198

 Health Care Equipment & Services - 1.3%

 Health Care Facilities - 1.3%

 55,829

 Al Mouwasat Medical Services

 $

 2,054,507

 Total Health Care Equipment & Services

 $

 2,054,507

 TOTAL EQUITY LINKED NOTES

 (Cost $2,230,484)

 $

 3,082,705

 Shares

 RIGHT / WARRANT - 0.0%+

 Household & Personal Products - 0.0%+

 Personal Products - 0.0%+

 562

 Hypermarcas SA,, 10/15/15 (c)

 $

                   -

 TOTAL RIGHT / WARRANT

 (Cost $0)

 $

                   -

 TOTAL INVESTMENT IN SECURITIES - 100.9%

 (Cost $190,180,964) (a) (b)

 $

 158,689,978

 OTHER ASSETS & LIABILITIES - (0.9)%

 $

 (1,393,797)

 TOTAL NET ASSETS - 100.0%

 $

 157,296,181

 +

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 (a)

 At February 28, 2015, the net unrealized depreciation on investments based on cost for federal income tax purposes of $190,180,964 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

        4,681,534

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

     (36,172,520)

 Net unrealized depreciation

 $

 (31,490,986)

 (b)

 Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 China

 25.8

 %

 Russia

 12.6

 Brazil

 9.7

 Italy

 6.5

 Egypt

 5.7

 Philippines

 5.5

 Mexico

 5.2

 South Korea

 4.9

 Hong Kong

 4.9

 Republic of Georgia

 4.9

 United Arab Emirates

 4.7

 Kenya

 2.4

 Saudi Arabia

 1.9

 Bermuda

 1.5

 United Kingdom

 1.4

 Nigeria

 1.0

 Other (individually less than 1.0%)

 1.4

 100.0

 %

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers).  See Notes to Financial Statements — Note 1A.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 BRL

 Brazilian Real

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of February 28, 2015, in valuing the Funds's investments:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stock

$
7,713

$
-

$
-

$
7,713

 Common Stocks (U.S.)*

-

-

-

   Banks

     Diversified Banks

806,842

-

-

806,842

   Software & Services

     Internet Software & Services

2,704,614

-

-

2,704,614

 Common Stocks (Foreign)*

   Transportation

     Highways & Railtracks

8,243,235

-

-

8,243,235

   Automobiles & Components

     Auto Parts & Equipment

7,818,895

-

-

7,818,895

   Food, Beverage & Tobacco

     Packaged Foods & Meats

7,348,111

-

-

7,348,111

   Banks

     Diversified Banks

1,477,670

20,106,217

-

21,583,887

   Diversified Financials

     Consumer Finance

6,668

-

-

6,668

   All Other Common Stocks (Foreign)

-

106,732,266

-

106,732,266

 Corporate Bonds

-

-

355,042

355,042

 Equity Linked Notes

-

3,082,705

-

3,082,705

 Rights/Warrants

-

-

-
**

-

 Total

$
28,413,748

$
129,921,188

$
355,042

$
158,689,978

 Other Financial Instruments

 Net unrealized appreciation Forward Foreign Currency Contracts

$
-

$
1,107,554

$
-

$
1,107,554

 Net unrealized depreciation Forward Foreign Currency Contracts

-

(1,179,963
)

-

(1,179,963
)

 Net unrealized depreciation Futures Contracts

(38,190
)

-

-

(38,190
)

 Total

$
(38,190
)

$
(72,409
)

$
-

$
(110,599
)

*

 Level 2 securities are valued using inputs/data furnished by independent pricing services using fair value factors.

**

 Security is valued at $0.

 Corporate

 Rights/

 Bonds

 Warrants

 Totals

 Balance as of 11/30/14

$
390,510

$
-
***

$
390,510

 Realized gain (loss)1

-

-

-

 Change in unrealized appreciation (depreciation)2

(35,468
)

-

(35,468
)

 Purchases

-

-

-

 Sales

-

-

-

 Transfers in and out of Level 3**

-

-

-

 Balance as of 2/28/15

$
355,042

$
-
***

$
355,042

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) on investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

**

 Transfers are calculated on the beginning of period values. During the period ended February 28, 2015, there were no transfers between Levels 1, 2 and 3.

***

 Security is valued at $0.

 Net change in unrealized depreciation of Level 3 investments still held and considered Level 3 as of 2/28/15

$
(35,468
)

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Emerging Markets Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 29, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 29, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date April 29, 2015 * Print the name and title of each signing officer under his or her signature.